Long-term Debt - Aggregate Maturities (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Aggregate maturities of long term debt
Remainder of 2016	$ 4,500
2017	18,000
2018	18,000
2019	24,250
2020	$ 30,500